5. Financial risk management (Details 4) - ARS ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
SummaryOfFinancialRiskManagementLineItems [Line Items]
Non-derivative financial liabilities	$ 20,618,969	$ 16,681,598
No deadline
SummaryOfFinancialRiskManagementLineItems [Line Items]
Non-derivative financial liabilities	6,061,508	4,907,204
Less than 3 months
SummaryOfFinancialRiskManagementLineItems [Line Items]
Non-derivative financial liabilities	3,980,396	3,937,598
From 3 months to 1 year
SummaryOfFinancialRiskManagementLineItems [Line Items]
Non-derivative financial liabilities	5,888,920	3,306,719
From 1 to 2 years
SummaryOfFinancialRiskManagementLineItems [Line Items]
Non-derivative financial liabilities	430,582	599,354
From 2 to 5 years
SummaryOfFinancialRiskManagementLineItems [Line Items]
Non-derivative financial liabilities	4,257,563	983,655
More than 5 years
SummaryOfFinancialRiskManagementLineItems [Line Items]
Non-derivative financial liabilities	0	2,947,068
Trade and other payables
SummaryOfFinancialRiskManagementLineItems [Line Items]
Non-derivative financial liabilities	15,805,858	12,292,061
Trade and other payables | No deadline
SummaryOfFinancialRiskManagementLineItems [Line Items]
Non-derivative financial liabilities	6,061,508	4,907,204
Trade and other payables | Less than 3 months
SummaryOfFinancialRiskManagementLineItems [Line Items]
Non-derivative financial liabilities	3,980,396	3,937,598
Trade and other payables | From 3 months to 1 year
SummaryOfFinancialRiskManagementLineItems [Line Items]
Non-derivative financial liabilities	5,550,335	3,018,225
Trade and other payables | From 1 to 2 years
SummaryOfFinancialRiskManagementLineItems [Line Items]
Non-derivative financial liabilities	91,997	310,860
Trade and other payables | From 2 to 5 years
SummaryOfFinancialRiskManagementLineItems [Line Items]
Non-derivative financial liabilities	121,622	118,174
Trade and other payables | More than 5 years
SummaryOfFinancialRiskManagementLineItems [Line Items]
Non-derivative financial liabilities	0	0
Borrowings
SummaryOfFinancialRiskManagementLineItems [Line Items]
Non-derivative financial liabilities	4,813,111	4,389,537
Borrowings | No deadline
SummaryOfFinancialRiskManagementLineItems [Line Items]
Non-derivative financial liabilities	0	0
Borrowings | Less than 3 months
SummaryOfFinancialRiskManagementLineItems [Line Items]
Non-derivative financial liabilities	0	0
Borrowings | From 3 months to 1 year
SummaryOfFinancialRiskManagementLineItems [Line Items]
Non-derivative financial liabilities	338,585	288,494
Borrowings | From 1 to 2 years
SummaryOfFinancialRiskManagementLineItems [Line Items]
Non-derivative financial liabilities	338,585	288,494
Borrowings | From 2 to 5 years
SummaryOfFinancialRiskManagementLineItems [Line Items]
Non-derivative financial liabilities	4,135,941	865,481
Borrowings | More than 5 years
SummaryOfFinancialRiskManagementLineItems [Line Items]
Non-derivative financial liabilities	$ 0	$ 2,947,068